Provision for allowance for credit loss	12 Months Ended
Dec. 31, 2020
Provision for allowance for credit loss [Abstract]
Provision for allowance for credit loss
36.	Provision for allowance for credit loss

Provision for allowance for credit loss on financial assets for the years ended December 31, 2019 and 2020 are as follows:

	2019		2020
Loans at amortized cost	~~W~~	(910,898)	(1,290,695)
Other financial assets at amortized cost		(33,945)	(33,785)
Securities at fair value through other comprehensive income		(5,787)	(3,829)
Unused credit line and financial guarantee		(29,519)	(52,795)
Securities at amortized cost		(543)	(1,075)

	~~W~~	(980,692)	(1,382,179)